CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 14,508	$ 9,499
Settlement Receivable, Allowance for Credit Loss, Current	$ 4,529	$ 4,524
Ordinary shares, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	63,805,668	63,676,383
Common Stock, Shares, Outstanding	51,252,865	51,676,354
Treasury stock share issue	12,552,803	12,000,029